PREFERRED LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of preferred limited partners' equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2024	2023	June 30, 2024	December 31, 2023
Series 7 (C$175)	7.00	5.50	January 2026	4	4	128	128
Series 13 (C$250)	10.00	6.05	April 2028	6	5	196	196
Series 15 (C$175)	—	5.75	April 2024	2	4	—	126
Series 17 ($200)	8.00	5.25	March 2025	5	5	195	195
Series 18 (C$150)	6.00	5.50	April 2027	3	2	115	115
	31.00			$20	$20	$634	$760